Related party transactions - Related party statement of income or loss (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
Disclosure of transactions between related parties [line items]
Time charter-out revenue	$ 10,625,000	$ 0
Voyage expenses	(2,503,000)	(2,404,000)
Vessel operating costs	(16,401,000)	(16,618,000)
Administrative expenses	$ (7,181,000)	(6,665,000)
Restricted stock
Disclosure of transactions between related parties [line items]
Number of shares granted (in shares) | shares	1,817,750
Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	$ 300
LR1 And LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools	250
Bunker Provider
Disclosure of transactions between related parties [line items]
Purchases of bunkers	(4,318,000)	(10,793,000)
Other related parties | Scorpio MR Pool Limited | MR
Disclosure of transactions between related parties [line items]
Pool revenue	305,534,000	271,013,000
Other related parties | Scorpio LR2 Pool Limited | LR2
Disclosure of transactions between related parties [line items]
Pool revenue	237,819,000	175,421,000
Other related parties | Scorpio Handymax Tanker Pool Limited | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue	69,044,000	34,190,000
Other related parties | Scorpio LR1 Pool Limited | LR1
Disclosure of transactions between related parties [line items]
Pool revenue	$ 0	11,169,000
Other related parties | Scorpio Commercial Management S.A.M. (SCM)
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, percent	1.50%
Commission on gross revenue per charter fixture when excluded in pools, percent	1.25%
Reimbursement of expenses		25,834
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	$ 250
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | LR1
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	300
Other related parties | Scorpio Commercial Management S.A.M. (SCM) | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools	325
Other related parties | Amounts due to a related party port agent
Disclosure of transactions between related parties [line items]
Voyage expenses	(400,000)	(800,000)
Vessel operating costs	(2,300,000)	(1,000,000)
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Technical management fee	14,200,000	15,600,000
Crew wages	67,100,000	73,000,000
Fixed annual technical management fee	175,000
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Administrative fees	5,200,000	5,700,000
Reimbursement of expenses	25,126	8,443
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted stock
Disclosure of transactions between related parties [line items]
Restricted stock amortization	$ 2,000,000	$ 900,000
Number of shares granted (in shares) | shares	695,400	493,300